Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2026
Trade And Other Receivables
Schedule of trade and other receivables
	March 31,
	2025	2026
Trade receivables (net of allowance)	5,523,943	5,340,435
Refund and other receivable (net of allowance)	44,298	56,492
Total	5,568,241	5,396,927